LINE OF CREDIT (Narrative) (Details) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended		9 Months Ended
	Aug. 12, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013 KMHVC, Inc. and AES [Member]	Jun. 26, 2013 KMHVC, Inc. and AES [Member]	Sep. 30, 2014 AquaTex, AES, and STP [Member]	Apr. 30, 2014 AquaTex, AES, and STP [Member]	Jan. 30, 2014 AquaTex, AES, and STP [Member]	Dec. 31, 2013 AquaTex, AES, and STP [Member]	Nov. 20, 2013 AquaTex, AES, and STP [Member]
Line of Credit Facility [Line Items]
Maximum borrowing amount				$ 2,000,000			$ 2,000,000		$ 5,000,000	$ 4,000,000		$ 3,000,000
Basis spread				4.00%		4.00%
Closing fee				30,000			30,000
Annual fee						20,000
Adminstrative fee				1,000		1,000
Periodic payments, interest				2,000
Additional monthly charges						2,000
Term				2 years
Termination before year one (as a percent)							2.00%
Termination before year two (as a percent)							1.00%
Expiration date				Jun. 30, 2015
Termination before year one				40,000
Termination before year two				20,000
Amount outstanding				2,117,192
Minimum net worth				(1,000,000)				(1,000,000)
Minimum working capital				(2,000,000)				(4,500,000)			(2,000,000)
Draws from line of credit, net		2,073,325	874,473	2,117,192
Various financing fees		54,167
Line of credit paid directly from AR facility and note proceeds	$ 4,752,317	$ 4,752,317